SEGMENT INFORMATION - Financial Information (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($) segment	Apr. 01, 2016
Segment information
Number of segments | segment									2	2	2
Revenues	$ 1,464.5	$ 1,423.2	$ 1,397.2	$ 1,381.7	$ 1,472.9	$ 1,360.6	$ 1,284.9	$ 1,356.3	$ 5,666.6	$ 5,474.7	$ 5,013.2
Income (loss) before income taxes	363.8	343.0	263.1	245.1	260.6	326.6	222.5	252.8	1,215.0	1,062.5	779.0
Interest expense, net	144.7	136.8	133.6	127.2	126.3	115.2	110.5	103.4	542.3	455.4	370.9
Operating income (loss)	508.5	$ 479.8	$ 396.7	$ 372.3	386.9	$ 441.8	$ 333.0	$ 356.2	1,757.3	1,517.9	1,149.9
Depreciation and amortization									487.3	497.6	512.1
Stock compensation expense									80.8	75.1	76.5
Impact of expiry											241.7
Adjusted EBITDA									1,995.3	1,747.1	1,620.0
Less: Securitization funding costs									220.2	156.6	125.6
Less: Interest expense on deposits									165.7	125.1	84.7
Less: Adjusted EBITDA attributable to non-controlling interest											5.5
Adjusted EBITDA, net									1,609.4	1,465.4	1,404.2
Capital expenditures									199.8	225.4	207.0
Total assets	30,387.7				30,684.8				30,387.7	30,684.8	25,514.1
Continuing Operations
Segment information
Depreciation and amortization									193.6	187.9	186.9
Stock compensation expense									44.4	41.3	41.5
Capital expenditures									93.3	118.2	87.2
Discontinued Operations, Held-for-sale
Segment information
Total assets	4,157.4				4,386.7				4,157.4	4,386.7	4,534.2
Brand Loyalty
Segment information
Ownership interest acquired (as a percent)												20.00%
Ownership percentage												100.00%
Operating segment | LoyaltyOne
Segment information
Revenues									1,068.4	1,303.5	1,337.9
Income (loss) before income taxes									153.8	161.6	(27.3)
Interest expense, net									5.6	5.4	3.3
Operating income (loss)									159.4	167.0	(24.0)
Impact of expiry											241.7
Adjusted EBITDA									254.2	256.7	314.4
Less: Adjusted EBITDA attributable to non-controlling interest											5.5
Adjusted EBITDA, net									254.2	256.7	308.9
Total assets	2,200.2				2,215.5				2,200.2	2,215.5	1,901.7
Operating segment | LoyaltyOne | Continuing Operations
Segment information
Depreciation and amortization									84.8	81.7	86.6
Stock compensation expense									10.0	8.0	10.1
Capital expenditures									34.0	55.2	31.9
Operating segment | Card Services
Segment information
Revenues									4,597.6	4,170.6	3,675.0
Income (loss) before income taxes									1,381.6	1,235.7	1,108.0
Interest expense, net									385.9	281.7	210.3
Operating income (loss)									1,767.5	1,517.4	1,318.3
Adjusted EBITDA									1,881.9	1,626.6	1,423.6
Less: Securitization funding costs									220.2	156.6	125.6
Less: Interest expense on deposits									165.7	125.1	84.7
Adjusted EBITDA, net									1,496.0	1,344.9	1,213.3
Total assets	23,904.2				23,974.1				23,904.2	23,974.1	18,949.7
Operating segment | Card Services | Continuing Operations
Segment information
Depreciation and amortization									101.1	98.4	91.2
Stock compensation expense									13.3	10.8	14.1
Capital expenditures									53.8	54.2	49.4
Corporate/Other
Segment information
Revenues									0.6	0.6	0.3
Income (loss) before income taxes									(320.4)	(334.8)	(301.7)
Interest expense, net									150.8	168.3	157.3
Operating income (loss)									(169.6)	(166.5)	(144.4)
Adjusted EBITDA									(140.8)	(136.2)	(118.0)
Adjusted EBITDA, net									(140.8)	(136.2)	(118.0)
Total assets	$ 125.9				$ 108.5				125.9	108.5	128.5
Corporate/Other | Continuing Operations
Segment information
Depreciation and amortization									7.7	7.8	9.1
Stock compensation expense									21.1	22.5	17.3
Capital expenditures									$ 5.5	$ 8.8	$ 5.9